Income tax (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2023
Schedule of income before income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2023	2022
	US$	US$

Malaysia	2,042,746	1,606,867
Indonesia	(786,490)	1,609,362
Hong Kong	(15,141,598)	(18,818,064)
Others	(8,963)	(10,096)
	(13,894,305)	(15,611,931)

Schedule of components of income tax expense	Income tax expense consists of:
	Years ended December 31,
	2023	2022
	US$	US$

Income tax expense	797,147	507,740
Deferred income tax benefit	(273,666)	(393,958)
	523,481	113,782

Schedule of effective income tax rate reconciliation

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2023	2022
	US$	US$

Income before income tax	(13,894,305)	(15,611,931)
Tax calculated at Hong Kong profits tax rate	(2,292,560)	(2,576,217)
Effect of different tax rates applicable to different jurisdictions	1,637,665	2,244,573
Income not subject to tax	(48,307)	(567,161)
Non-deductible expenses	132,796	658,533
Change in valuation allowance	846,827	245,220
Underprovision of current tax in the previous financial year	125,217	48,182
Tax effect on deductible temporary differences	7,918	46,624
Others	113,925	14,028
Income tax	523,481	113,782

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are attributable to the following:

	December 31,
	2023	2022
	US$	US$
Deferred tax assets
Tax losses carried forward	8,266,115	7,526,178
Equipment	(65,050)	(90,113)
Accrued expenses	296,576	354,988
Others	54,560	39,290
	8,552,201	7,830,343
Valuation allowance	(7,887,313)	(7,061,726)
Total deferred tax assets	664,888	768,617

Deferred tax liabilities
Fixed assets	-	-
Intangible assets	(1,184,987)	(1,554,721)
Others	(61,773)	(61,622)
Total deferred tax liabilities	(1,246,760)	(1,616,343)

Net deferred tax liabilities	(581,872)	(847,727)